Portfolio of Investments
Multisector Bond SMA Completion Portfolio, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 18.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	190,000	193,641
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	200,000	204,493
Total Asset-Backed Securities — Non-Agency (Cost $393,660)			398,134
Money Market Funds 70.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	1,509,293	1,509,142
Total Money Market Funds (Cost $1,509,068)		1,509,142
Total Investments in Securities (Cost: $1,902,728)		1,907,276
Other Assets & Liabilities, Net		232,708
Net Assets		2,139,984
At November 30, 2020, securities and/or cash totaling $240,308 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1	03/2021	USD	126,031	107	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	(2)	03/2021	USD	(432,063)	3,353	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.649	USD	600,000	18,638	—	—	18,638	—
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	3.040	USD	1,350,000	90,136	—	—	90,136	—
Total								108,774	—	—	108,774	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Multisector Bond SMA Completion Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $398,134, which represents 18.60% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	1,456,677	337,434	(284,840)	(129)	1,509,142	(14)	478	1,509,293
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Multisector Bond SMA Completion Portfolio | Quarterly Report 2020

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